Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization and impairment	¥ (414,292)	¥ (257,034)
Exchange difference	21,830	(3,411)
Net book value	687,211	890,303
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	652,134	695,789
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	348,666	372,007
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	26,570	28,349
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	50,133	52,433
Game copyright [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 2,170	¥ 2,170